Sep. 30, 2014
Class E Prospectus | SIMT S&P 500 Index Fund
SIMT S&P 500 Index Fund

SEI INSTITUTIONAL MANAGED TRUST

S&P 500 Index Fund
(the "Fund)

Supplement dated July 17, 2015
to the Class E Shares Prospectus (the "Prospectus") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the Class E Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Removal of Redemption Fees

In the Fund Summary for the Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

There are no other changes in the Fees and Expenses of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE